Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,037,987	1,036,743
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,616	69,203
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 88,639	$ 85,735
ECL coverage	0.60%	0.40%
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,584,710	$ 2,350,116
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (15,566)	$ (9,243)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.40%	0.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,052,477	$ 1,045,475
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (14,490)	$ (8,732)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 81,658	$ 69,219
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (42)	$ (16)
Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 772,408	$ 615,179
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (175)	$ (118)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.40%	2.30%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 227,405	$ 107,417
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (5,445)	$ (2,479)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	3.00%	2.80%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.70%	2.40%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	13.40%	8.40%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	18.80%	14.70%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 163,185	$ 80,182
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	159,367	76,035
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,052	2,471
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,766	1,676
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,965)	(2,284)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,358)	(1,829)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(275)	(208)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (332)	$ (247)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.40%	0.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.40%	0.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,004	$ 1,450
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,004	1,450
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(2)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(2)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.10%	2.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.10%	2.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,975	$ 1,827
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,963	1,783
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	14
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	30
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(44)	(38)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(44)	(38)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.00%	0.70%
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 460,809	$ 434,271
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (4,731)	$ (3,134)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	9.60%	8.50%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	8.50%	7.40%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	14.60%	9.90%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	22.20%	16.80%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 25,064	$ 15,751
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,250	12,658
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,554	1,804
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,260	1,289
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,402)	(1,336)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,895)	(941)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(227)	(178)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (280)	$ (217)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.80%	1.00%
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 527,088	$ 540,499
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (9,494)	$ (5,438)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.90%	1.50%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.90%	1.50%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	9.80%	4.60%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	10.50%	7.80%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 126,287	$ 59,599
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	125,301	58,557
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	489	657
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	497	385
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,444)	(920)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,344)	(860)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(48)	(30)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (52)	$ (30)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.40%	0.20%
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 64,580	$ 70,705
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (265)	$ (160)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.00%	0.60%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.00%	0.60%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 11,834	$ 4,832
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,816	4,820
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	10
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	2
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(119)	(28)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up to 29 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(119)	(28)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0